Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 19, 2020	Mar. 15, 2020	Mar. 03, 2020	Dec. 31, 2019	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Alloted in private issuance				3,413,312
Shares issued price per share				$ 0.968		$ 0.968
Number of common stock				2		2
Common stock par value				$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock						$ 3,300
Warrant A [Member]
Number of warrants				1		1
Warrant B [Member]
Number of warrants				2		2
Each Warrant A [Member]
Number of warrants				1		1
Warrants exercise price				$ 0.595		$ 0.595
Warrant term				12 months		12 months
Each Warrant B [Member]
Number of warrants				1		1
Warrants exercise price				$ 0.893		$ 0.893
Warrant term				18 months		18 months
Subsequent Event [Member]
Alloted in private issuance			979,754
Shares issued price per share			$ 0.968
Number of common stock			2
Common stock par value	$ 0.001		$ 0.001
Proceeds from issuance of common stock			$ 3,300
Proceeds from exercise of warrant			$ 948
Options granted	4,367,515
Convertible shares	1
Common stock, exercise price	$ 0.29
Subsequent Event [Member] | Employees, Consultants, Directors and Other Service Providers [Member]
Options granted		576,888
Subsequent Event [Member] | Directors [Member]
Options granted		576,888
Convertible shares		1
Common stock, exercise price		$ 0.29
Quaterly fee		$ 4,000
Subsequent Event [Member] | 2020 Share Incentive Plan [Member] | Employees, Consultants, Directors and Other Service Providers [Member]
Options granted					5,228,007
Subsequent Event [Member] | Warrant A [Member]
Number of warrants			1
Subsequent Event [Member] | Warrant B [Member]
Number of warrants			2
Subsequent Event [Member] | Each Warrant A [Member]
Number of warrants			1
Warrants exercise price			$ 0.595
Warrant term			12 months
Subsequent Event [Member] | Each Warrant B [Member]
Number of warrants			1
Warrants exercise price			$ 0.893
Warrant term			18 months